Financial instruments (Schedule of interest rate risk) (Details) - Interest rate risk [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of risk management strategy related to hedge accounting [line items]
Sensitivity analysis, variance, percentage	2.00%	2.00%
Effect of variance increase on after-tax profit	$ 2.3	$ (3.3)
Effect of variance decrease on after-tax profit	$ (2.6)	$ 3.2